Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	May 29, 2012
Registrant Name	dei_EntityRegistrantName	Global X Funds
Central Index Key	dei_EntityCentralIndexKey	0001432353
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	May 29, 2012
Document Effective Date	dei_DocumentEffectiveDate	May 31, 2012
Global X Hedge Fund Top Equity Holdings Index ETF (Prospectus Summary) | Global X Hedge Fund Top Equity Holdings Index ETF | Global X Hedge Fund Top Equity Holdings Index ETF
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GURU
Global X Value Guru Holdings Index ETF (Prospectus Summary) | Global X Value Guru Holdings Index ETF | Global X Value Guru Holdings Index ETF
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	N/A
Global X Activist Investor Holdings Index ETF (Prospectus Summary) | Global X Activist Investor Holdings Index ETF | Global X Activist Investor Holdings Index ETF
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	N/A